Business Combination (Details) - Schedule of fair value of consideration to acquire fe-da electronics - 1 months ended Sep. 28, 2020 - Fe-da Electronics [Member]	CNY (¥)	USD ($)
Business Acquisition, Contingent Consideration [Line Items]
Present value of cash to be paid by November 30, 2020	¥ 101,472,360	$ 14,867,309
Present value of contingent cash installments	1,949,926	285,695
Total consideration at fair value	¥ 103,422,286	$ 15,153,004